Cover Page	Jan. 30, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 30, 2025
Entity Registrant Name	Blackstone Private Credit Fund
Entity Central Index Key	0001803498
Entity Incorporation, State or Country Code	DE
Securities Act File Number	814-01358
Entity Tax Identification Number	84-7071531
Entity Address, Address Line One	345 Park Avenue
Entity Address, Address Line Two	31st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154
City Area Code	212
Local Phone Number	503-2100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false